RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Other receivables - related party		$ 12,036
Lin Zhao
Other receivables - related party	0	3,419
Liang Yuan
Other receivables - related party	$ 0	$ 8,617